Nuveen Minnesota Quality Municipal Income
Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 167.6% (99.0% of Total Investments)
X 119,867,086 MUNICIPAL BONDS - 167.6%  (99.0% of Total Investments)
X 119,867,086
Education and Civic Organizations - 35.5% (21.0% of Total Investments)
City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A:
$ 500 4.000%, 7/01/28 7/24 at 102.00 $ 477,745
50 5.000%, 7/01/36 7/24 at 102.00 48,073
250 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.250%, 7/01/40
7/25 at 100.00 245,180
570 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
10/23 at 101.00 571,556
750 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.250%, 8/01/43
8/27 at 102.00 720,427
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 81,114
2,200 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 1,983,718
1,575 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 1,337,175
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Yinghua Academy Project, Series 2013A:
300 6.000%, 7/01/33 10/23 at 100.00 300,132
1,425 6.000%, 7/01/43 10/23 at 100.00 1,425,157
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Bethel University, Refunding Series 2017:
500 5.000%, 5/01/37 5/27 at 100.00 475,710
2,000 5.000%, 5/01/47 5/27 at 100.00 1,774,180
Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017:
1,580 4.000%, 3/01/42 3/27 at 100.00 1,524,005
1,165 5.000%, 3/01/44 3/27 at 100.00 1,201,651
1,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023, 5.000%, 3/01/48
3/33 at 100.00 1,067,700
Minnesota Higher Education Facilities Authority, Revenue
Bonds, College of Saint Scholastica, Inc., Refunding Series
2019:
500 4.000%, 12/01/34 12/29 at 100.00 475,175
425 4.000%, 12/01/40 12/29 at 100.00 369,231
305 Minnesota Higher Education Facilities Authority, Revenue Bonds, College
of St. Benedict, Series 2016-8K, 4.000%, 3/01/43
3/26 at 100.00 266,421
600 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 561,792
225 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 224,228
140 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Olaf College, Series 2021, 4.000%, 10/01/50
10/30 at 100.00 127,616
750 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019, 5.000%, 10/01/33
10/29 at 100.00 809,550
Minnesota Higher Education Facilities Authority, Revenue
Bonds, University of Saint Thomas, Series 2022B:
2,125 5.000%, 10/01/39 10/30 at 100.00 2,219,541
710 4.125%, 10/01/41 10/30 at 100.00 672,846
400 5.000%, 10/01/47 10/30 at 100.00 410,788
705 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 607,900
1,250 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 4.000%, 12/01/49
12/29 at 100.00 957,263

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities
Academy Project, Series 2015A:
$ 360 5.300%, 7/01/45 7/25 at 100.00 $ 332,406
510 5.375%, 7/01/50 7/25 at 100.00 467,073
1,680 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
10/23 at 100.00 1,501,802
390 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 4.625%, 3/01/43
10/23 at 100.00 328,860
1,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 885,500
St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018:
500 5.000%, 12/01/43 12/26 at 102.00 467,345
500 5.125%, 12/01/49 12/26 at 102.00 460,420
Total Education and Civic Organizations 25,379,280
Health Care - 35.4% (20.9% of Total Investments)
250 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/32
3/26 at 100.00 243,977
180 City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017, 5.000%, 4/01/41
4/27 at 100.00 181,289
Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A:
100 4.250%, 2/15/43 2/28 at 100.00 92,835
1,400 5.000%, 2/15/43 2/28 at 100.00 1,413,734
5,050 5.000%, 2/15/53 2/28 at 100.00 5,031,668
430 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2021A, 3.000%, 6/15/44
6/31 at 100.00 287,382
150 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022B, 5.250%, 6/15/47
6/32 at 100.00 149,638
Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013:
400 4.000%, 4/01/27 10/23 at 100.00 390,696
230 4.000%, 4/01/31 10/23 at 100.00 222,985
500 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 465,930
Maple Grove, Minnesota, Health Care Facility Revenue
Bonds, North Memorial Health Care, Series 2017:
200 5.000%, 5/01/31 5/27 at 100.00 206,264
165 5.000%, 5/01/32 5/27 at 100.00 169,559
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Series 2021:
1,500 4.000%, 11/15/36 11/31 at 100.00 1,472,805
500 4.000%, 11/15/39 11/31 at 100.00 476,745
265 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview
Health Services, Series 2015A, 4.000%, 11/15/40
11/25 at 100.00 240,424
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
1,500 4.000%, 11/15/48 11/28 at 100.00 1,252,440
1,000 5.000%, 11/15/49 11/28 at 100.00 1,004,610
915 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 861,756
Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2016A:
1,000 4.000%, 5/01/37 5/26 at 100.00 974,160
675 5.000%, 5/01/46 5/26 at 100.00 680,056

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 $ 1,018,040
3,920 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 3,790,287
Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care Revenue Bonds, Fairview Health
Services, Series 2017A:
245 4.000%, 11/15/36 11/27 at 100.00 233,424
240 4.000%, 11/15/37 11/27 at 100.00 226,697
2,170 4.000%, 11/15/43 11/27 at 100.00 1,912,247
905 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
10/23 at 100.00 905,118
Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series
2014:
765 4.000%, 9/01/31 9/24 at 100.00 756,616
630 5.000%, 9/01/34 9/24 at 100.00 634,013
Total Health Care 25,295,395
Housing/Multifamily - 2.2% (1.3% of Total Investments)
1,600 Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee
Terrace Apartments Project, Series 2010, 4.500%, 6/01/26
10/23 at 100.00 1,600,944
Total Housing/Multifamily 1,600,944
Housing/Single Family - 0.1% (0.1% of Total Investments)
50 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
10/23 at 100.00 48,166
20 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.500%, 1/01/32
7/24 at 100.00 19,921
Total Housing/Single Family 68,087
Industrials - 6.3% (3.7% of Total Investments)
Minneapolis, Minnesota, Limited Tax Supported
Development Revenue Bonds,  Common Bond Fund
Series 2013-1:
1,400 4.500%, 6/01/33 12/23 at 100.00 1,404,970
600 4.750%, 6/01/39 12/23 at 100.00 603,258
2,650 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/23 at 100.00 2,537,826
Total Industrials 4,546,054
Long-Term Care - 9.7% (5.7% of Total Investments)
805 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 655,375
380 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden
Betty Ford Foundation Project, Series 2014, 4.000%, 11/01/39
11/24 at 100.00 342,901
875 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
10/23 at 100.00 706,466
Columbus, Minnesota, Senior Housing Revenue Bonds,
Richfield Senior Housing, Inc., Refunding Series 2015:
175 5.250%, 1/01/40 10/23 at 100.00 141,514
850 5.250%, 1/01/46 10/23 at 100.00 657,832
500 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/51, 144A
10/23 at 100.00 445,625
750 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen ? Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
10/23 at 100.00 653,332
215 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 167,588
1,300 Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount
Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49
6/26 at 100.00 1,027,962

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 500 Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013, 5.125%, 5/01/48
10/23 at 100.00 $ 404,025
Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017:
500 4.125%, 9/01/34 9/24 at 100.00 468,585
350 4.125%, 9/01/35 9/24 at 100.00 324,422
585 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
10/23 at 100.00 489,136
500 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/49
8/24 at 102.00 463,715
Total Long-Term Care 6,948,478
Tax Obligation/General - 30.1% (17.8% of Total Investments)
Brainerd Independent School District 181, Crow Wing
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2018D:
1,015 4.000%, 2/01/38 2/27 at 100.00 1,020,948
1,055 4.000%, 2/01/39 2/27 at 100.00 1,043,416
1,000 Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/42
2/27 at 100.00 976,490
1,020 Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/43
2/27 at 100.00 991,675
300 Circle Pines Independent School District 12, Centennial, Minnesota,
General Obligation Bonds, School Building Series 2015A, 0.000%,
2/01/35
2/25 at 67.23 190,506
250 City of Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction and Capital Improvement Plan Series 2023A, 4.000%,
2/01/53
2/32 at 100.00 233,078
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B,
4.000%, 2/01/36
2/25 at 100.00 1,005,000
1,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A, 4.000%,
2/01/48 - BAM Insured
2/31 at 100.00 951,020
500 Dover-Eyota Independent School District 533, Minnesota, General
Obligation Bonds, School Building   Facilities Maintenance Series
2023A, 4.000%, 2/01/44
2/31 at 100.00 483,350
540 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/33
2/28 at 89.86 366,455
500 GFW Independent School District No. 2365, Sibley, Renville, McLeod
and Nicollet Counties, Minnesota, General Obligation School Building
Bonds, Series 2023A, 5.000%, 2/01/48
2/31 at 100.00 525,320
1,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 985,340
Independent School District No. 2397 (Le Sueur-
Henderson), Minnesota, General Obligation School
Building Bonds, Series 2022A:
1,145 5.000%, 2/01/36 2/31 at 100.00 1,281,392
1,000 4.500%, 2/01/41 2/31 at 100.00 1,024,450
1,500 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 1,397,400
1,345 Minneapolis, Minnesota, General Obligation Bonds, Improvement &
Various Purpose Series 2018, 4.000%, 12/01/40
12/26 at 100.00 1,346,533
325 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2023B, 5.000%, 2/01/40
2/32 at 100.00 350,782
1,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/34
2/27 at 100.00 1,025,080

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,000 Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A, 4.000%,
2/01/42
2/32 at 100.00 $ 966,000
1,000 Saint James Independent School District 840, Minnesota, General
Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 1,000,270
1,000 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/36
2/31 at 100.00 1,117,140
1,000 Sartell Independent School District 748, Stearns County, Minnesota,
General Obligation Bonds, School Building Capital Appreciation Series
2016B, 0.000%, 2/01/39
2/25 at 62.98 480,110
800 Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%,
2/01/43
2/30 at 100.00 771,608
1,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 1,493,100
500 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Buidling
Series 2018A, 4.000%, 2/01/39
2/27 at 100.00 501,935
Total Tax Obligation/General 21,528,398
Tax Obligation/Limited - 16.8% (9.9% of Total Investments)
1,000 Anoka-Hennepin Independent School District 11, Minnesota, Certificates
of ParticIpation, Series 2015A, 4.000%, 2/01/41
10/23 at 100.00 935,550
500 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2023A, 5.000%, 12/15/44
12/32 at 100.00 484,525
125 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park
Project, Refunding Series 2015, 4.000%, 3/01/30
10/23 at 100.00 120,521
500 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project,
Series 2015, 5.000%, 3/01/29
3/24 at 100.00 500,205
200 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A, 4.000%, 8/01/35
8/27 at 100.00 204,772
500 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/39
8/28 at 100.00 489,375
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 1,068,680
2,230 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.000%, 8/01/31
10/23 at 100.00 2,232,855
1,000 New London Economic Development Authority, Minnesota, Lease
Revenue Bonds, SWWC Service Cooperative Lease With Option to
Purchase Project, Public Series 2023, 4.500%, 2/01/33
2/28 at 100.00 988,630
1,000 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015A, 3.750%, 2/01/36
2/25 at 100.00 977,560
750 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 714,225
Saint Cloud Independent School District 742, Stearns
County, Minnesota, Certificates of Participation, Saint
Cloud Area Public Schools, Series 2017A:
145 5.000%, 2/01/32 2/25 at 100.00 147,701
500 4.000%, 2/01/38 2/25 at 100.00 495,595
Saint Paul Housing and Redevelopment Authority,
Minnesota, Multifamily Housing Revenue Bonds, 2700
University at Westgate Station, Series 2015B:
455 4.875%, 4/01/30 10/23 at 100.00 450,823
895 5.250%, 4/01/43 10/23 at 100.00 842,786
800 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%,
11/01/33
11/24 at 100.00 800,464
635 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/41
2/31 at 100.00 563,213
Total Tax Obligation/Limited 12,017,480

Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 9.1% (5.4% of Total Investments)
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2019A:
$ 300 5.000%, 1/01/39 7/29 at 100.00 $ 316,224
500 5.000%, 1/01/44 7/29 at 100.00 519,840
250 5.000%, 1/01/49 7/29 at 100.00 258,305
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/49, (AMT)
7/29 at 100.00 2,030,440
1,600 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 1,641,792
500 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 5.000%,
1/01/52
1/32 at 100.00 521,125
1,175 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.250%,
1/01/47, (AMT)
1/32 at 100.00 1,222,517
Total Transportation 6,510,243
U.S. Guaranteed - 5.9% (3.5% of Total Investments) (c)
Hermantown Independent School District 700, Minnesota,
General Obligation Bonds, School Building Series 2015A:
940 0.000%, 2/01/37, (Pre-refunded 2/01/24) 2/24 at 56.07 519,529
1,075 0.000%, 2/01/38, (Pre-refunded 2/01/24) 2/24 at 53.49 566,729
1,500 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/30, (Pre-refunded 2/01/24)
2/24 at 100.00 1,503,015
580 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/44, (Pre-
refunded 11/15/25)
11/25 at 100.00 600,491
1,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 4.000%, 1/01/40, (Pre-refunded 1/01/24)
1/24 at 100.00 1,002,140
Total U.S. Guaranteed 4,191,904
Utilities - 16.5% (9.7% of Total Investments)
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 415,585
30 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 29,860
500 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 4.000%, 10/01/33
10/24 at 100.00 503,415
965 Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016,
5.000%, 10/01/35
10/26 at 100.00 1,001,149
1,200 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 1,226,232
655 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds,
Series 2021-1. 501 C3, 4.000%, 10/01/41
10/27 at 100.00 599,843
Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A:
3,070 0.000%, 1/01/24 - NPFG Insured No Opt. Call 3,033,283
100 0.000%, 1/01/26 - NPFG Insured No Opt. Call 91,587
4,700 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 4,879,869
Total Utilities 11,780,823
Total Municipal Bonds
(cost $124,470,154) 119,867,086
Total Long-Term Investments
(cost $124,470,154) 119,867,086

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.7%(1.0% of Total Investments)
X 1,200,000 MUNICIPAL BONDS - 1.7%  (1.0% of Total Investments)
X 1,200,000
Health Care - 1.7% (1.0% of Total Investments)
Minneapolis, Minnesota, Health Care System Revenue
Bonds, Fairview Health Services, Series 2018A:
$ 1,200 2.300%, 11/15/48, (Mandatory Put 9/08/23) (d) 9/23 at 100.00 $ 1,200,000
Total Health Care 1,200,000
Total Municipal Bonds
(cost $1,200,000) 1,200,000
Total Short-Term Investments
(cost $1,200,000) 1,200,000
Total Investments
(cost $125,670,154) - 169.3% 121,067,086
AMTP Shares, Net - (69.6)% (e) (49,774,418)
Other Assets & Liabilities, Net - 0.3% 211,783
Net Assets Applicable to Common Shares - 100% $ 71,504,451
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 119,867,086 $ – $ 119,867,086
Short-Term Investments:
Municipal Bonds – 1,200,000 – 1,200,000
Total
$ – $ 121,067,086 $ – $ 121,067,086
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(e) AMTP Shares, Net as a percentage of Total Investments is 41.1%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax